ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and expected credit losses

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable	93,115	491,293
Less: allowance for expected credit losses	(7,294)	(6,249)
Total accounts receivable, net	85,821	485,044

Schedule of allowance for credit losses related to accounts receivable

	For the Year ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of year	5,270	7,294
Provision (reversal) for expected credit losses	2,024	(1,045)
Balance at end of year	7,294	6,249